Deferred income	12 Months Ended
Dec. 31, 2021
Disclosure Of Deferred Income [Abstract]
Deferred income
18	Deferred income
Deferred income consists of the following:

	As of December 31
in 000€	2021	2020	2019
Deferred maintenance & license	34,287	30,242	27,667
Deferred (project) fees	3,537	4,555	4,647
Deferred government grants	435	85	358
Total	38,259	34,882	32,672
current	33,307	29,554	27,641
non-current	4,952	5,328	5,031
The deferred maintenance and license revenue consists of maintenance and license fees paid up-front
which are deferred and recognized in earnings over either the maintenance period or the duration of the license. The deferred (project) fees consist of one-time
and advance payments received which are deferred in accordance with the revenue accounting policies. The deferred government grants are recognized as income under “other operating income”.
We refer to Note 22.1.2 for more detail on the contract liabilities.